Related Party Transactions - Schedule of Transaction and Balance Amount Due to/from Related Parties (Details)		Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Services provided by the group
Amounts due from related parties		¥ 278,155,878	[1]	$ 39,954,592
Amount due to related parties		3,436,586	[2],[3]	$ 493,635
Agent and Platform Service Provided to Related Party
Services provided by the group
Account due to related party	[4]				¥ 29,597,143
Advertising and Marketing Service Provided to Related Party
Services provided by the group
Account due to related party	[1]	473,215,790			17,447,475
Received From Related Party
Services provided by the group
Account due to a related party	[5]					¥ 5,000,000
Service Fee Charged from Related Party
Services provided by the group
Account due to a related party	[6]					¥ 16,788,160
iCloud Server and Other Service Fee Charged from Related Party
Services provided by the group
Account due to a related party	[7]				13,875,839
Advertisement Costs Charged from a Related Party
Services provided by the group
Account due to a related party	[2]	35,605,180
Gaming Cost Sharing Charged from a Related Party
Services provided by the group
Account due to a related party	[3]	6,806,424
Advertising Service Fee Charged from Related Parties
Services provided by the group
Account due to a related party	[8]	¥ 3,284,223			¥ 15,815,201

[1]	For the year ended December 31, 2018, the service fee charged to related parties consisted of: the advertising and marketing service of RMB 4.5 million provided to a company in which the founder of the Company was a member of key management (the founder was no longer a member of management of that company as of September 30, 2018), and the advertising service of RMB 12.9 million provided to Series B1 shareholder through September 2018 (After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018).
[2]	For the year ended December 31, 2019, the Group entered into a CPM (cost per impression) arrangement with a media platform under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from the related party amounted to RMB 35.6 million for the year ended December 31, 2019.
[3]	For the year ended December 31, 2019, the Group entered into a game cooperation agreement with a game developing company which the founder’s controlled entity has significant influence over. The Company is the principal in the arrangement. The total service fee of RMB6.8 million represents the amount paid to the game developing company in relation to the arrangement.
[4]	The Group provided agent and platform service between the advertising customers and a company in which the founder of the Company was a member of key management by facilitating the advertising customers to display their advertisements. The founder was no longer a member of management of that company as of September 30, 2018.
[5]	Amount received from a related party represented cash prepaid to a related party for a cooperation of a potential business project. However, as the project was canceled, the money was refunded to the Company in 2017.
[6]	The service fee charged from related parties represented the costs charged from a company under common control of the founder which provided the Group with financial accounting, office space sharing and other IT and administrative support services.
[7]	The service fee mainly represented cloud server and short message service fees charged from Series B1 shareholder through September 2018. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018.
[8]	For the year ended December 31, 2018, the Group entered into a cooperation agreement with Series B1 shareholder to promote the Company’s mobile application, and the cooperation agreement requires the Company to prepay a total service fee of RMB 31.5 million which will be recognized as expense over 3 years. For the year ended December 31, 2018, total service fee recognized as expense amounted to RMB 15.8 million. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018. For the year ended December 31, 2019, the service fee charged from related parties represented the expense charged from a company under common control of the founder which provided the Group advertising and marketing services.